Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2019	2018

Carryforward tax losses	$3,282	$3,538
Share-based compensation	1,569	976
R&D expenses	1,468	1,414
Other temporary differences	1,471	1,354

Deferred tax assets	7,790	7,282

Deferred tax liability due to property, plant and equipment	(9)	(10)

Deferred tax assets, net	$7,781	$7,272

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2019	2018	2017

Domestic	$7,343	$4,458	$(3,328)
Foreign	3,568	2,579	1,697

Income (loss) before income taxes	$10,911	$7,037	$(1,631)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2019	2018	2017

Current taxes	$677	$1,088	$509
Deferred taxes	67	(6,480)	(125)

	$744	$(5,392)	$384

Domestic	$(337)	$(6,050)	$(594)
Foreign	1,081	658	978

	$744	$(5,392)	$384

Schedule of taxes on income of domestic taxes [Table Text Block]
	Year ended December 31,
	2019	2018	2017
Domestic taxes:

Current taxes	$(208)	$333	$(594)
Deferred taxes	(129)	(6,383)	-

	(337)	(6,050)	(594)

Foreign taxes:

Current taxes	885	755	1,103
Deferred taxes	196	(97)	(125)

	1,081	658	978

Taxes on income	$744	$(5,392)	$384

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	December 31,
	2019	2018

Beginning of year	$2,240	$1,521
Increases related to tax positions taken during prior years	51	452
Increases related to tax positions taken during the current year	662	313
Cumulative translation adjustments and other	86	(46)

Balance at December 31 *)	$3,039	$2,240

*) As of December 31, 2019, and 2018 unrecognized tax benefit in the amount of $1,880 and $1,218 were presented as a reduction from deferred taxes.

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2019	2018	2017

Income (loss) before taxes, as reported in the consolidated statements of operations	$10,911	$7,037	$(1,631)

Theoretical tax expense (benefit) at the Israeli statutory tax rate	2,510	1,618	(392)
Tax adjustment in respect of different tax rate of foreign subsidiaries	151	43	111
Non-deductible expenses and other permanent differences	77	64	143
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net	-	(5,503)	1,899
Stock based compensation	1,247	1,161	996
Change in tax rate	-	-	355
Beneficiary enterprise benefits (*)	(3,935)	(3,469)	(2,360)
Increase (Decrease) in other uncertain tax positions	713	765	(376)
Other	(19)	(71)	8

Actual tax expense (benefit)	$744	$(5,392)	$384

(*) Basic and diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status	0.10	0.10	0.07